Segmented Information - Schedule of Non-Current Assets and Gross Revenue by Geographical Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-Current Assets	$ 3,387.9	$ 3,267.8
Gross Revenue	5,677.2	4,576.8
Canada
Disclosure of geographical areas [line items]
Non-Current Assets	618.4	644.6
Gross Revenue	1,337.0	1,225.9
United States
Disclosure of geographical areas [line items]
Non-Current Assets	1,982.0	1,880.0
Gross Revenue	3,056.6	2,400.2
United Kingdom
Disclosure of geographical areas [line items]
Non-Current Assets	202.2	144.5
Gross Revenue	409.3	341.0
Australia
Disclosure of geographical areas [line items]
Non-Current Assets	421.2	441.9
Gross Revenue	459.3	243.8
Australia | Previously stated
Disclosure of geographical areas [line items]
Non-Current Assets		325.6
Australia | Restated Adjustment
Disclosure of geographical areas [line items]
Non-Current Assets		116.3
Other global geographies
Disclosure of geographical areas [line items]
Non-Current Assets	164.1	156.8
Gross Revenue	$ 415.0	365.9
Other global geographies | Previously stated
Disclosure of geographical areas [line items]
Non-Current Assets		$ 273.1